Discontinued Operations - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 23, 2015	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses				$ 0	$ 305	$ 294,276
Tax benefit associated with uncertain tax positions				17,000
U.S. tax benefit in discontinued operations				430	17,888	(10,880)
Gain on favorable ruling				0	25,527	60,998
Reclassification adjustment of CTA gains, net of tax				$ 0	$ 198	18,558
U.S. tax basis
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reclassified cumulative translation gain						31,000
U.S. tax benefit in discontinued operations		$ 93,000
Hawaii | General Excise Tax Litigation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on favorable ruling						40,000
Travelocity
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 280,000
Intangible asset disposed	$ 55,000
Gain (loss) on sale of businesses			$ 143,000
lastminute.com
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible asset disposed							$ 27,000
Gain (loss) on sale of businesses			$ 24,000
Net liabilities							$ 70,000
Reclassification adjustment of CTA gains, net of tax						$ 19,000